Other income and expense items (Tables)	12 Months Ended
Dec. 31, 2017
Other income and expense items
Schedule of other income
	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015
	US $	US $	US $
Gains on settlement of contract disputes	—	83,320	5,027

Schedule of breakdown of expenses by nature

	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015
	US $	US $	US $
General and administrative expenses
Employee benefits expenses, including share-based payments	2,778,854	1,445,110	1,146,566
Directors’ fees	728,798	423,051	380,969
Legal and professional fees	2,762,334	2,073,317	1,444,507
Investor and public relations advisory fees	1,283,012	647,919	292,949
Other expenses	988,398	322,753	312,189

	8,541,396	4,912,150	3,577,180

Research and development costs
Employee benefits expenses, including share-based payments	1,468,719	677,412	—
Contract research organization expenses	22,066,179	30,445,967	3,055,421
Chemistry and manufacturing development and other non-clinical development	2,933,475	2,145,641	949,466
Other research and development costs	3,006,920	1,525,795	676,053

	29,475,293	34,794,815	4,680,940

	2017	2016	2015
Auditors’ Remuneration	US $	US $	US $
Audit Fees	526,170	871,523	73,730
Audit-Related Fees	—	—	—
Tax Fees	—	—	—
Other Fees	—	—	—

Total	526,170	871,523	73,730

Schedule of finance income and costs

	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015
	US $	US $	US $
Finance income
Interest from financial assets	133,612	69,754	15,028

	133,612	69,754	15,028

Finance costs
Interest expense	(200,000)	(383,259)	(268,216)
Accretion of end of term payment	(22,758)	—	—
Amortization of deferred financing costs	(52,691)	—	—

	(275,449)	(383,259)	(268,216)

Net finance costs	(141,837)	(313,505)	(253,188)